                            THE BRADFORD FUNDS, INC.


                             THE BRADFORD MONEY FUND

                                600 Fifth Avenue
                               New York, NY 10020
                                 (888) 226-5504





July 1, 2000

Dear Shareholder:


     This semi-annual report covers the period from January 1, 2000 to June 30, 2000.


     The Fund began the current year with assets of $2,372.4 million and ended the period with $2,417.5 million. In addition, the number of shareholders decreased from 160,582 to 159,728.


     Reflective of the overall trend in short-term interest rates, the Fund's yield went from 5.13% on December 31, 1999, to 5.95% on June 30, 2000. We remain committed to high quality, short-term instruments for your safety.


     As always, we appreciate your confidence and support and welcome any comments.



Sincerely,


\s\Allan L. Erb


Allan L. Erb
President

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                        Statement of Net Assets
                                                             June 30, 2000
                                                              (Unaudited)


                                                             Percentage                      Par
                                                            of Portfolio     Maturity       (000)            Value
                                                            ------------    ----------    ---------     ---------------
AGENCY OBLIGATIONS  . . . . . . . . . . . . . . . . . . . .    5.83%
   Federal Home Loan Mortgage Corporation
              6.50%                                                          08/17/00      $13,000      $    12,894,375
              6.55%                                                          08/17/00       16,100           15,968,181
              6.53%                                                          08/24/00       18,200           18,028,334
   Federal National Mortgage Association
              5.45%                                                          08/16/00       12,000           11,920,067
              5.46%                                                          08/17/00        8,300            8,243,352
              6.52%                                                          08/17/00       23,900           23,705,215
              6.51%                                                          08/17/00       25,800           25,590,052
              6.11%                                                          09/20/00        5,000            5,002,431
              5.84%                                                          10/30/00       20,000           19,613,845
                                                                                                         --------------
                    TOTAL AGENCY OBLIGATIONS                                                                140,965,852
                                                                                                         --------------

COMMERCIAL PAPER  . . . . . . . . . . . . . . . . . . . . .   94.30%
Aerospace and Defense . . . . . . . . . . . . . . . . . . .    0.71%
   Honeywell International (A-1, P-1)
              6.58%                                                          08/04/00       17,300           17,198,814
                                                                                                         --------------
Automobiles . . . . . . . . . . . . . . . . . . . . . . . .    4.56%
   Daimler-Chrysler (A-1, P-1)
              6.12%                                                          07/03/00       30,000           30,000,000
              6.81%                                                          07/12/00       10,000            9,982,975
              6.56%                                                          07/19/00       14,000           13,959,182
              6.54%                                                          07/28/00       14,000           13,936,417
              6.68%                                                          08/30/00       30,900           30,567,447
              6.62%                                                          08/31/00       12,000           11,869,807
                                                                                                         --------------
                                                                                                            110,315,828
                                                                                                         --------------
Beverages . . . . . . . . . . . . . . . . . . . . . . . . .    6.23%
   Anheuser-Busch Co. (A-1, P-1)
              6.80%                                                          07/03/00       23,572           23,572,000
              6.10%                                                          07/07/00       20,300           20,286,241

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 2000
                                                              (Unaudited)


                                                             Percentage                      Par
                                                            of Portfolio     Maturity       (000)            Value
                                                            ------------    ----------    ---------     ---------------
COMMERCIAL PAPER - (CONTINUED)
Beverages - (Continued)
     Coca-Cola Co. (A-1, P-1)
              6.50%                                                          07/28/00     $ 14,000      $    13,936,805
              6.54%                                                          08/04/00       19,600           19,486,059
              6.56%                                                          08/15/00       25,000           24,804,111
              6.54%                                                          08/24/00       24,000           23,773,280
              6.60%                                                          08/29/00       10,000            9,895,500
              6.56%                                                          08/30/00       15,000           14,841,467
                                                                                                         --------------
                                                                                                            150,595,463
                                                                                                         --------------
Broker - Dealer . . . . . . . . . . . . . . . . . . . . . .    9.18%
     Goldman Sachs Group L.P. (A-1+, P-1)
              6.14%                                                          07/10/00       30,000           29,964,183
              6.58%                                                          07/19/00       30,000           29,912,267
              6.55%                                                          07/20/00       25,000           24,922,674
              6.18%                                                          07/25/00       12,000           11,954,680
              6.55%                                                          08/11/00       15,000           14,893,562
     Merrill Lynch & Co. (A-1+, P-1)
              6.56%                                                          07/14/00       11,600           11,576,748
              6.17%                                                          07/17/00       16,100           16,061,369
              6.53%                                                          07/21/00       25,000           24,918,375
              6.55%                                                          07/25/00       40,000           39,839,889
              6.55%                                                          08/03/00       18,000           17,898,475
                                                                                                         --------------
                                                                                                            221,942,222
                                                                                                         --------------
Chemicals   . . . . . . . . . . . . . . . . . . . . . . . .    5.62%
     Dow Chemical (A-1, P-1)
              6.83%                                                          07/05/00       25,000           24,990,514
     Dupont (E.I.) de Nemours & Co. (A-1+, P-1)
              6.16%                                                          07/24/00       15,000           14,946,100
              6.54%                                                          08/11/00       10,500           10,425,607
              6.60%                                                          08/18/00       25,000           24,789,167

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 2000
                                                              (Unaudited)


                                                             Percentage                      Par
                                                            of Portfolio     Maturity       (000)            Value
                                                            ------------    ----------    ---------     ---------------
COMMERCIAL PAPER - (CONTINUED)
Chemicals - (Continued)
     Dupont (E.I.) de Nemours & Co. -  (Continued)
              6.00%                                                          08/21/00     $ 24,200      $    24,002,367
              6.53%                                                          08/23/00       15,000           14,861,237
              6.54%                                                          08/28/00       12,000           11,877,920
              6.59%                                                          08/28/00       10,000            9,897,489
                                                                                                        ---------------
                                                                                                            135,790,401
                                                                                                        ---------------
Consumer Products . . . . . . . . . . . . . . . . . . . . .    5.27%
     Clorox Co. (A-1, P-1)
              6.13%                                                          07/19/00       16,000          15,956,409
     Proctor & Gamble Co.  (A-1+, P-1)
              6.52%                                                          07/05/00       20,000           19,992,756
              6.70%                                                          07/06/00       12,000           11,993,300
              6.51%                                                          07/20/00       25,000           24,923,146
              6.57%                                                          08/09/00       25,000           24,831,187
              6.52%                                                          08/31/00       30,000           29,679,433
                                                                                                        ---------------
                                                                                                            127,376,231
                                                                                                        ---------------
Electronics . . . . . . . . . . . . . . . . . . . . . . . .    2.85%
     Emerson Electronics (A-1+, P-1)
              6.92%                                                          07/05/00       30,000           29,988,467
     Motorola Inc. (A-1, P-1)
              6.08%                                                          07/06/00       19,000           18,990,373
              6.60%                                                          08/07/00       20,000           19,871,667
                                                                                                        ---------------
                                                                                                             68,850,507
                                                                                                        ---------------
Finance . . . . . . . . . . . . . . . . . . . . . . . . . .   22.68%
     American Express Credit Corp. (A-1, P-1)
              6.51%                                                          07/06/00       15,000           14,991,862
              6.65%                                                          07/10/00       20,000           19,974,139
              6.63%                                                          07/13/00       27,000           26,950,275
              6.53%                                                          07/17/00       20,000           19,949,211
              6.51%                                                          08/04/00       15,500           15,410,307
              6.54%                                                          08/01/00       13,000           12,910,257

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 2000
                                                              (Unaudited)


                                                             Percentage                      Par
                                                            of Portfolio     Maturity       (000)            Value
                                                            ------------    ----------    ---------     ---------------
COMMERCIAL PAPER - (CONTINUED)
Finance - (Continued)
     Bellsouth Capital Funding (A-1+, P-1)
              6.52%                                                          07/17/00     $ 20,000      $    19,949,289
              6.54%                                                          07/26/00       13,000           12,945,681
              6.53%                                                          07/28/00        2,100            2,090,477
              6.53%                                                          08/21/00       23,000           22,795,575
              6.53%                                                          08/25/00       17,900           17,727,916
     Ford Motor Credit Company (A-1, P-1)
              6.52%                                                          07/06/00       15,000           14,991,850
              6.58%                                                          07/07/00       15,000           14,989,033
              6.77%                                                          07/07/00       10,000            9,992,478
              6.54%                                                          07/21/00       12,000           11,960,760
              6.52%                                                          08/14/00       30,000           29,771,800
              6.54%                                                          08/22/00       27,000           26,754,750
     General Electric Capital Corporation (A-1+, P-1)
              6.53%                                                          07/11/00       15,000           14,978,233
              6.19%                                                          07/18/00       19,000           18,950,996
              6.02%                                                          08/10/00       17,400           17,289,433
              6.54%                                                          08/11/00       15,000           14,893,725
              6.57%                                                          08/11/00       11,800           11,716,014
              6.60%                                                          08/31/00       20,000           19,783,667
     General Motors Acceptance Corp. (A-1, P-1)
              6.14%                                                          07/12/00       22,900           22,864,848
              6.57%                                                          07/17/00       12,000           11,969,340
              6.17%                                                          07/19/00       37,300           37,197,715
              6.57%                                                          08/14/00       10,000            9,923,350
              6.56%                                                          08/23/00       15,000           14,860,600
     Met Life Funding Corp. (A-1+, P-1)
              6.52%                                                          07/18/00       15,000           14,959,250
              6.58%                                                          07/28/00       20,115           20,023,086
     USAA Capital (A-1+, P-1)
              6.53%                                                          08/16/00       25,000           24,800,472
                                                                                                        ---------------
                                                                                                            548,366,389
                                                                                                        ---------------

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 2000
                                                              (Unaudited)


                                                             Percentage                      Par
                                                            of Portfolio     Maturity       (000)            Value
                                                            ------------    ----------    ---------     ---------------
COMMERCIAL PAPER - (CONTINUED)
Food  . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.49%
     General Mills Inc. (A-1, P-1)
              6.90%                                                          07/05/00     $ 17,000      $    16,993,483
              6.51%                                                          07/18/00       16,100           16,056,329
              6.52%                                                          07/20/00       30,000           29,907,634
     Heinz (HJ) Company (A-1, P-1)
              6.57%                                                          08/21/00       34,000           33,695,955
     McCormick and Company Inc. (A-1, P-1)
              5.95%                                                          07/11/00       12,000           11,984,133
                                                                                                        ---------------
                                                                                                            108,637,534
                                                                                                        ---------------
Freight & Shipping. . . . . . . . . . . . . . . . . . . . .   1.03%
     United Parcel Service (A-1+, P-1)
              6.00%                                                          07/13/00       25,000           24,958,333
                                                                                                        ---------------
Health-Care . . . . . . . . . . . . . . . . . . . . . . . .   2.68%
     Pfizer Inc. (A-1+, P-1)
              6.47%                                                          07/12/00       17,000           16,972,503
              6.47%                                                          07/14/00       25,000           24,950,576
     Schering-Plough Corp. (A-1+, P-1)
              6.58%                                                          08/22/00       23,000           22,789,806
                                                                                                        ---------------
                                                                                                             64,712,885
                                                                                                        ---------------
Insurance - Life. . . . . . . . . . . . . . . . . . . . . .   6.82%
     American General Corp. (A-1+, P-1)
              6.55%                                                          08/02/00       36,000           35,803,500
              6.51%                                                          08/03/00       15,000           14,915,912
              6.54%                                                          08/10/00       25,000           24,827,416
              6.56%                                                          08/22/00       20,000           19,817,779
     Teachers Insurance & Annuity Association (A-1+, P-1)
              6.57%                                                          07/11/00       69,500           69,398,530
                                                                                                        ---------------
                                                                                                            164,763,137
                                                                                                        ---------------
Multimedia. . . . . . . . . . . . . . . . . . . . . . . . .   3.47%
     Gannett Company (A-1+, P-1)
              6.50%                                                          07/14/00       21,600           21,557,100

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 2000
                                                              (Unaudited)


                                                             Percentage                      Par
                                                            of Portfolio     Maturity       (000)            Value
                                                            ------------    ----------    ---------     ---------------
COMMERCIAL PAPER - (CONTINUED)
Multimedia - (Continued)
     McGraw-Hill Inc. (A-1, P-1)
              6.52%                                                          08/14/00     $11,880       $    11,789,633
     Walt Disney Company Inc. (A-1, P-1)
              6.50%                                                          07/10/00      19,000            18,975,986
              6.55%                                                          07/11/00      15,700            15,677,148
              6.55%                                                          07/13/00      15,800            15,771,253
                                                                                                        ---------------
                                                                                                             83,771,120
                                                                                                        ---------------
Retail  . . . . . . . . . . . . . . . . . . . . . . . . . .    4.62%
     Wal-Mart Stores (A-1+, P-1)
              6.49%                                                          07/05/00      10,000             9,996,394
              6.50%                                                          07/11/00      10,000             9,985,556
              6.50%                                                          07/18/00      12,000            11,967,500
              6.52%                                                          08/15/00      21,600            21,431,784
              6.53%                                                          08/15/00      27,000            26,789,408
              6.55%                                                          08/22/00      21,700            21,502,590
              6.50%                                                          08/29/00      10,000             9,897,083
                                                                                                        ---------------
                                                                                                            111,570,315
                                                                                                        ---------------
Retail - Restaurants. . . . . . . . . . . . . . . . . . . .    2.23%
     McDonald's Corp. (A-1+, P-1)
              6.48%                                                          07/06/00      54,000            53,970,840
                                                                                                        ---------------
Telecommunications. . . . . . . . . . . . . . . . . . . . .   11.86%
     AT&T Corp. (A-1+, P-1)
              6.53%                                                          08/23/00      25,000            24,768,729
              6.53%                                                          08/24/00      20,600            20,405,696
              6.60%                                                          08/29/00      25,000            24,738,750
              6.55%                                                          08/31/00      16,000            15,828,244
     Bellsouth Telecommunications (A-1+, P-1)
              6.52%                                                          07/13/00      20,000            19,963,778
              6.51%                                                          07/24/00      15,000            14,943,038




                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Concluded)
                                                             June 30, 2000
                                                              (Unaudited)


                                                             Percentage                      Par
                                                            of Portfolio     Maturity       (000)            Value
                                                            ------------    ----------    ---------     ---------------
COMMERCIAL PAPER - (CONTINUED)
Telecommunications - (Continued)
     Lucent Technologies (A-1, P-1)
              6.51%                                                          08/02/00     $ 25,000       $    24,864,375
              6.52%                                                          08/08/00       15,000            14,902,200
              6.53%                                                          08/16/00       25,000            24,800,472
              6.54%                                                          08/28/00       25,000            24,745,667
              6.60%                                                          08/28/00       15,000            14,846,000
     SBC Communications Inc. (A-1+, P-1)
              6.09%                                                          07/05/00       43,400            43,385,316
              6.53%                                                          07/21/00       18,700            18,638,945
                                                                                                         ---------------
                                                                                                             286,831,210
                                                                                                         ---------------
                   TOTAL COMMERCIAL PAPER                                                                  2,279,651,229
                                                                                                         ---------------
TOTAL INVESTMENTS  . . . . . . . . . . . . . . . . . . . .    100.13%                                      2,420,617,081
     (Amortized Cost $2,420,617,081)*
Liabilities In Excess of Cash and Other Assets . . . . . .   (  0.13%)                                        (3,128,992)
                                                              -------                                    ---------------
Net Assets   . . . . . . . . . . . . . . . . . . . . . . .    100.00%                                    $ 2,417,488,089
                                                              =======                                    ===============
Net Asset Value, Offering and Redemption Price
   Per Share ($2,417,488,089 / 2,417,488,272)                                                            $          1.00
                                                                                                         ===============
--------------
* Also cost for Federal Income Tax purposes.















                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                        Statement of Operations
                                                    Six Months Ended June 30, 2000
                                                              (Unaudited)




INVESTMENT INCOME
   Interest........................................................................................      $72,092,906
                                                                                                          ----------
EXPENSES
   Advisory fees...................................................................................        4,299,295
   Administration fees.............................................................................          312,798
   Distribution fees...............................................................................        2,384,922
   Directors' fees.................................................................................           31,615
   Custodian fees..................................................................................          142,889
   Transfer agent fees.............................................................................          934,547
   Legal...........................................................................................           38,963
   Audit ..........................................................................................           (2,053)
   SEC registration fees...........................................................................           (4,439)
   Blue sky registration fees......................................................................           42,526
   Insurance ......................................................................................           15,973
   Printing and postage ...........................................................................           50,891
   Miscellaneous ..................................................................................            1,170
                                                                                                          ----------
      TOTAL EXPENSES...............................................................................        8,249,097
   Waiver of advisory fees.........................................................................         (363,563)
                                                                                                          ----------
      NET EXPENSES.................................................................................        7,885,534
                                                                                                          ----------
NET INVESTMENT INCOME..............................................................................       64,207,372
NET REALIZED GAIN ON INVESTMENTS...................................................................           15,036
                                                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................................      $64,222,408
                                                                                                          ==========







                 See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                  Statements of Changes In Net Assets



                                                                       Six Months Ended          For the Year
                                                                         June 30, 2000               Ended
                                                                          (Unaudited)          December 31, 1999
                                                                       -----------------        -----------------
Increase in Net Assets:
   Operations:
     Net investment income...........................................  $      64,207,372       $     101,823,467
     Net realized loss on investments................................             15,036                    (187)
                                                                       -----------------       -----------------
     Net increase in net assets resulting from operations............         64,222,408             101,823,280
                                                                       -----------------       -----------------
   Dividends to shareholders from:
     Net investment income ($.0271 and $.0449 per share,
      respectively)..................................................        (64,207,372)           (101,823,467)
                                                                       -----------------       -----------------
   Total dividends to shareholders...................................        (64,207,372)           (101,823,467)
                                                                       -----------------       -----------------
   Capital Stock Transactions:
     Proceeds from sale of capital shares............................      6,070,612,826          10,448,950,671
     Value of shares issued in reinvestment of dividends.............         57,972,754              98,134,092
     Cost of shares repurchased......................................     (6,083,474,700)        (10,212,231,114)
                                                                       -----------------       -----------------
     Increase in net assets derived from capital stock
         transactions................................................         45,110,880             334,853,649
                                                                       -----------------       -----------------
   Total increase in assets..........................................         45,125,916             334,853,462
                                                                       -----------------       -----------------
Net Assets:
   Beginning of period...............................................      2,372,362,173           2,037,508,711
                                                                       -----------------       -----------------
   End of period.....................................................  $   2,417,488,089       $   2,372,362,173
                                                                       =================       =================













                 See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                         Financial Highlights
                                             (for a share outstanding through each period)





                                            Six Months    For the Year   For the Year   For the Year    For the Year   For the Year
                                              Ended          Ended          Ended          Ended           Ended          Ended
                                          June 30, 2000   December 31,   December 31,   December 31,    December 31,   December 31,
                                           (Unaudited)       1999           1998           1997            1996           1995
                                            ---------      ---------      ---------      ---------       ---------      ---------
Net Asset Value, Beginning of Period......  $   1.00       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                            ----------     ----------     ----------     ----------      ----------     ----------

Income From Investment Operations:
  Net Investment Income...................       .0271          .0449          .0482          .0485           .0468          .0515
                                            ----------     ----------     ----------     ----------      ----------     ----------
       Total From Investment Operations...       .0271          .0449          .0482          .0485           .0468          .0515
                                            ----------     ----------     ----------     ----------      ----------     ----------

Less Distributions:
  Dividend to Shareholders from Net
    Investment Income.....................      (.0271)        (.0449)        (.0482)        (.0485)         (.0468)        (.0515)
                                            ----------     ----------     ----------     ----------      ----------     ----------
       Total Distributions................      (.0271)        (.0449)        (.0482)        (.0485)         (.0468)        (.0515)
                                            ----------     ----------     ----------     ----------      ----------     ----------

Net Asset Value, End of Period............  $   1.00       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                            ==========     ==========     ==========     ==========      ==========     ==========

Total Return..............................      5.51%*         4.59%          4.93%          4.96%           4.78%          5.28%
Ratio / Supplement Data:
  Net Assets, End of Period (in thousands)  $2,417,488     $2,372,362     $2,037,509     $1,563,288      $1,234,321     $1,009,370
  Ratio to Average Daily Net Assets:
    Expenses Before Waiver of Advisory
      and/or Distribution Fees............      0.69%*         0.69%          0.73%          0.75%           0.78%          0.81%
    Expenses After Waiver of Advisory
      and/or Distribution Fees............      0.66%*         0.66%          0.70%          0.74%           0.77%          0.80%
    Net Investment Income Before Waiver of
      Advisory and/or Distribution Fees...      5.35%*         4.47%          4.79%          4.85%           4.67%          5.14%
    Net Investment Income After Waiver of
      Advisory and/or Distribution Fees...      5.38%*         4.50%          4.82%          4.87%           4.68%          5.15%


   * Annualized









                 See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                             The Bradford Money Fund

                          Notes To Financial Statements
                                  June 30, 2000
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     The Bradford Funds, Inc. (the "Company"), an open-end, diversified management investment company, was incorporated in Maryland on October 26, 1988. The Company is authorized to issue 5.0 billion shares of multiple portfolios. The Company is currently offering shares of one portfolio, The Bradford Money Fund (the "Fund"). The only transaction occurring in the Fund between the date of incorporation and the commencement of operations was the sale and issuance of 100,000 shares of capital stock for $100,000 to Bradford Capital Management, Ltd. ("Bradford Capital Management"), the Fund's investment adviser, on January 10, 1989. The investment objective of the Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in high quality, U.S. dollar-dominated instruments, such as short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

     A) SECURITY VALUATION - Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     C) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any will be distributed at least annually.

     D) FEDERAL INCOME TAXES - The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.

     E) REPURCHASE AGREEMENTS - Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE BRADFORD FUNDS, INC.

                             The Bradford Money Fund

                   Notes to Financial Statements - (Continued)
                                  June 30, 2000
                                   (Unaudited)




NOTE 2 - INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS


     The Fund has entered into an investment advisory agreement with Bradford Capital Management. J.C.B. Financial Services, Inc. acts as the general partner to the adviser and J.C. Bradford & Co. L.L.C., a Tennessee limited liability company ("Bradford"), is the adviser's limited partner. The general partner is a wholly owned subsidiary of Bradford & Co., Incorporated. The Fund has also entered into an Administration and Accounting Services Agreement with Reich & Tang Asset Management, L.P. and distribution and transfer agency agreements with Bradford.


     For the advisory services provided and expenses assumed by it, Bradford Capital Management is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .40% of the first $500 million of the Fund's daily net assets and .35% of the daily net assets of the Fund in excess of $500 million. Bradford Capital Management may, in its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Fund for a portion of the expenses of its operations. Bradford Capital Management has agreed to waive indefinitely a portion of its advisory fee such that it is receiving .30% of the Fund's average daily net assets in excess of $1 billion and .29% of the Fund's average daily net assets in excess of $2 billion. For the six months ended June 30, 2000, such waiver amounted to $363,563. Advisory fees, before such waiver amounted to $4,299,295 for the six months ended June 30, 2000.


     For the administration services provided, Reich & Tang Asset Management, L.P. is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of daily net assets; .07% of the next $200 million of daily net assets; .045% of the next $200 million of daily net assets; .025% of the next $100 million of daily net assets; and .01% of the daily net assets in excess of $700 million. Such fees amounted to $312,798 for the six months ended June 30, 2000.


     The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Bradford, is entitled to receive from the Fund reimbursement of its distribution costs at an annual rate of up to .20% of daily net assets. Bradford may, in its discretion from time to time, waive voluntarily all or any portion of its distribution fees. Such fees amounted to $2,384,922 for the six months ended June 30, 2000.


     For the transfer agency services provided, Bradford is entitled to receive a fee, computed and paid monthly, at an annual rate of $11.50 per active account. Such fees amounted to $934,547 for the six months ended June 30, 2000.

                                                         THE BRADFORD FUNDS, INC.

                                                         The Bradford Money Fund

                                               Notes To Financial Statements - (Concluded)
                                                              June 30, 2000
                                                               (Unaudited)





NOTE 3 - CAPITAL STOCK
      Transactions in capital stock of the Fund were as follows:
                                                                          Six Months Ended
                                                                            June 30, 2000        For the Year Ended
                                                                             (Unaudited)          December 31, 1999
                                                                            -------------         -----------------
Shares sold............................................................     6,070,612,826           10,448,950,671
Shares issued in connection with reinvestment of dividends from
  net investment income................................................        57,972,754               98,134,092
Shares redeemed........................................................    (6,083,474,700)         (10,212,231,114)
                                                                            -------------           --------------
Net increase...........................................................        45,110,880              334,853,649
                                                                            =============           ==============

NOTE 4 - NET ASSETS

       Net assets consisted of the following:
                                                                            June 30, 2000
                                                                             (Unaudited)          December 31, 1999
                                                                            -------------         -----------------
Capital stock, at par..................................................    $    2,417,488          $     2,372,377
Paid-in capital in excess of par.......................................     2,415,070,784            2,370,005,015
Net accumulated realized capital.......................................              (183)                 (15,219)
                                                                            -------------           --------------
                                                                           $2,417,488,089          $ 2,372,362,173
                                                                            =============           ==============


NOTE 5 - SUBSEQUENT EVENT

All shareholders have redeemed their shares of the Fund as of 4:00 pm August 10 2000.

     THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH INCLUDES DETAILS REGARDING THE FUND'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ANY PERFORMANCE INFORMATION QUOTED REPRESENTS PAST PERFORMANCE WHICH, OF COURSE, IS NO GUARANTEE OF FUTURE PERFORMANCE.

                               Board of Directors
                               ------------------
                             Allan L. Erb, Chairman
                              Douglas C. Altenbern
                                William H. Carter
                              Richard W. Hanselman
                                 Edward J. Roach
                                 Michael R. Shea
                                William T. Spitz


                                    Officers
                                    --------
                                  Allan L. Erb
                                    President

                               Randall R. Harness
                             Secretary and Treasurer

                                 Judy K. Abroms
                                 Vice President

                                 Micheal R. Shea
                                 Vice President

                               R. Patrick Shepherd
                                 Vice President


                               Investment Adviser
                               ------------------
                        Bradford Capital Management, Ltd.
                               330 Commerce Street
                           Nashville, Tennessee 37201


                                  Administrator
                                  -------------
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020


                         Transfer Agent and Distributor
                         ------------------------------
                             J.C. Bradford & Co. LLC
                               330 Commerce Street
                           Nashville, Tennessee 37201

--------------------------------------------------------------------------------
                                                                             THE
                                                                        BRADFORD
                                                                           MONEY
                                                                            FUND








                       Semi-Annual Report to Shareholders
                                  June 30, 2000














                               [GRAPHIC OMITTED]

                         Members New York Stock Exchange